Loans (Details) - Schedule of Principal Balance Outstanding in Past Due Loans - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Residential real estate
Total Past Due	$ 8,530	$ 6,071
Total	335,152	315,441
Pass	327,184	307,391
Special Mention	797	854
Substandard	7,171	7,196
Doubtful
Land [Member]
Residential real estate
Total Past Due	55
Total	964	470
Pass	936	470
Special Mention
Substandard	28
Doubtful
Farm [Member]
Residential real estate
Total Past Due
Total	1,169	1,346
Pass	1,169	1,346
Special Mention
Substandard
Doubtful
Nonresidential real estate [Member]
Residential real estate
Total Past Due	840	662
Total	34,308	30,217
Pass	32,253	27,816
Special Mention	130	684
Substandard	1,925	1,717
Doubtful
Commercial and Industrial [Member]
Residential real estate
Total Past Due	4	28
Total	700	1,184
Pass	700	1,184
Special Mention
Substandard
Doubtful
One- To Four-Family [Member] | Residential Real Estate [Member]
Residential real estate
Total Past Due	6,444	4,929
Total	256,216	240,076
Pass	250,485	234,765
Special Mention	667	170
Substandard	5,064	5,141
Doubtful
Multi-family [Member] | Residential Real Estate [Member]
Residential real estate
Total Past Due
Total	15,815	19,067
Pass	15,815	19,067
Special Mention
Substandard
Doubtful
Construction [Member] | Residential Real Estate [Member]
Residential real estate
Total Past Due	1,145
Total	13,815
Loans on deposits [Member] | Consumer and other [Member]
Residential real estate
Total Past Due
Total	819	855
Pass	819	855
Special Mention
Substandard
Doubtful
Home equity [Member] | Consumer and other [Member]
Residential real estate
Total Past Due	28	435
Total	10,644	9,217
Pass	10,490	8,879
Special Mention
Substandard	154	338
Doubtful
Automobile [Member] | Consumer and other [Member]
Residential real estate
Total Past Due
Total	117	104
Pass	117
Special Mention
Substandard
Doubtful
Unsecured [Member] | Consumer and other [Member]
Residential real estate
Total Past Due	14	17
Total	585	611
Pass	585	611
Special Mention
Substandard
Doubtful
Construction [Member] | Residential Real Estate [Member]
Residential real estate
Total Past Due
Total		12,294
Pass	13,815	12,294
Special Mention
Substandard
Doubtful
Automobile [Member] | Consumer and other [Member]
Residential real estate
Pass		104
Special Mention
Substandard
Doubtful
30-59 Days Past Due [Member]
Residential real estate
Total Past Due	6,515	3,313
30-59 Days Past Due [Member] | Land [Member]
Residential real estate
Total Past Due	55
30-59 Days Past Due [Member] | Farm [Member]
Residential real estate
Total Past Due
30-59 Days Past Due [Member] | Nonresidential real estate [Member]
Residential real estate
Total Past Due	840	662
30-59 Days Past Due [Member] | Commercial and Industrial [Member]
Residential real estate
Total Past Due	4
30-59 Days Past Due [Member] | One- To Four-Family [Member] | Residential Real Estate [Member]
Residential real estate
Total Past Due	4,517	2,466
30-59 Days Past Due [Member] | Multi-family [Member] | Residential Real Estate [Member]
Residential real estate
Total Past Due
30-59 Days Past Due [Member] | Construction [Member] | Residential Real Estate [Member]
Residential real estate
Total Past Due	1,085
30-59 Days Past Due [Member] | Loans on deposits [Member] | Consumer and other [Member]
Residential real estate
Total Past Due
30-59 Days Past Due [Member] | Home equity [Member] | Consumer and other [Member]
Residential real estate
Total Past Due		168
30-59 Days Past Due [Member] | Automobile [Member] | Consumer and other [Member]
Residential real estate
Total Past Due
30-59 Days Past Due [Member] | Unsecured [Member] | Consumer and other [Member]
Residential real estate
Total Past Due	14	17
30-59 Days Past Due [Member] | Construction [Member] | Residential Real Estate [Member]
Residential real estate
Total Past Due
60-89 Days Past Due [Member]
Residential real estate
Total Past Due	907	949
60-89 Days Past Due [Member] | Land [Member]
Residential real estate
Total Past Due
60-89 Days Past Due [Member] | Farm [Member]
Residential real estate
Total Past Due
60-89 Days Past Due [Member] | Nonresidential real estate [Member]
Residential real estate
Total Past Due
60-89 Days Past Due [Member] | Commercial and Industrial [Member]
Residential real estate
Total Past Due
60-89 Days Past Due [Member] | One- To Four-Family [Member] | Residential Real Estate [Member]
Residential real estate
Total Past Due	847	949
60-89 Days Past Due [Member] | Multi-family [Member] | Residential Real Estate [Member]
Residential real estate
Total Past Due
60-89 Days Past Due [Member] | Construction [Member] | Residential Real Estate [Member]
Residential real estate
Total Past Due	60
60-89 Days Past Due [Member] | Loans on deposits [Member] | Consumer and other [Member]
Residential real estate
Total Past Due
60-89 Days Past Due [Member] | Home equity [Member] | Consumer and other [Member]
Residential real estate
Total Past Due
60-89 Days Past Due [Member] | Automobile [Member] | Consumer and other [Member]
Residential real estate
Total Past Due
60-89 Days Past Due [Member] | Unsecured [Member] | Consumer and other [Member]
Residential real estate
Total Past Due
60-89 Days Past Due [Member] | Construction [Member] | Residential Real Estate [Member]
Residential real estate
Total Past Due
Greater than 90 Days Past Due [Member]
Residential real estate
Total Past Due	1,108	1,809
Greater than 90 Days Past Due [Member] | Land [Member]
Residential real estate
Total Past Due
Greater than 90 Days Past Due [Member] | Farm [Member]
Residential real estate
Total Past Due
Greater than 90 Days Past Due [Member] | Nonresidential real estate [Member]
Residential real estate
Total Past Due
Greater than 90 Days Past Due [Member] | Commercial and Industrial [Member]
Residential real estate
Total Past Due		28
Greater than 90 Days Past Due [Member] | One- To Four-Family [Member] | Residential Real Estate [Member]
Residential real estate
Total Past Due	1,080	1,514
Greater than 90 Days Past Due [Member] | Multi-family [Member] | Residential Real Estate [Member]
Residential real estate
Total Past Due
Greater than 90 Days Past Due [Member] | Construction [Member] | Residential Real Estate [Member]
Residential real estate
Total Past Due
Greater than 90 Days Past Due [Member] | Loans on deposits [Member] | Consumer and other [Member]
Residential real estate
Total Past Due
Greater than 90 Days Past Due [Member] | Home equity [Member] | Consumer and other [Member]
Residential real estate
Total Past Due	28	267
Greater than 90 Days Past Due [Member] | Automobile [Member] | Consumer and other [Member]
Residential real estate
Total Past Due
Greater than 90 Days Past Due [Member] | Unsecured [Member] | Consumer and other [Member]
Residential real estate
Total Past Due
Greater than 90 Days Past Due [Member] | Construction [Member] | Residential Real Estate [Member]
Residential real estate
Total Past Due
Loans Not Past Due [Member]
Residential real estate
Loans Not Past Due	326,662	309,370
Loans Not Past Due [Member] | Land [Member]
Residential real estate
Loans Not Past Due	909	470
Loans Not Past Due [Member] | Farm [Member]
Residential real estate
Loans Not Past Due	1,169	1,346
Loans Not Past Due [Member] | Nonresidential real estate [Member]
Residential real estate
Loans Not Past Due	33,468	29,555
Loans Not Past Due [Member] | Commercial and Industrial [Member]
Residential real estate
Loans Not Past Due	696	1,156
Loans Not Past Due [Member] | One- To Four-Family [Member] | Residential Real Estate [Member]
Residential real estate
Loans Not Past Due	249,772	235,147
Loans Not Past Due [Member] | Multi-family [Member] | Residential Real Estate [Member]
Residential real estate
Loans Not Past Due	15,815	19,067
Loans Not Past Due [Member] | Construction [Member] | Residential Real Estate [Member]
Residential real estate
Loans Not Past Due	12,670
Loans Not Past Due [Member] | Loans on deposits [Member] | Consumer and other [Member]
Residential real estate
Loans Not Past Due	819	855
Loans Not Past Due [Member] | Home equity [Member] | Consumer and other [Member]
Residential real estate
Loans Not Past Due	10,616	8,782
Loans Not Past Due [Member] | Automobile [Member] | Consumer and other [Member]
Residential real estate
Loans Not Past Due	117	104
Loans Not Past Due [Member] | Unsecured [Member] | Consumer and other [Member]
Residential real estate
Loans Not Past Due	$ 571	594
Loans Not Past Due [Member] | Construction [Member] | Residential Real Estate [Member]
Residential real estate
Loans Not Past Due		$ 12,294